Goldman Sachs Small Cap Equity Insights Fund Investment Risks - Service Shares [Member] - Goldman Sachs Small Cap Equity Insights Fund	Dec. 31, 2025
Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.
Large Shareholder Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value (“NAV”) and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk. A strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical and other issues in the construction, implementation and maintenance of the models (including, for example, data problems, unauthorized changes and/or software issues). There is no guarantee that the Investment Adviser’s use of these quantitative models will result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact the Fund and its investments.
Mid Cap and Small Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-Cap and Small-Cap Risk. Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Portfolio Turnover Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Portfolio Turnover Rate Risk. A high rate of portfolio turnover involves correspondingly greater expenses which must be borne by the Fund and its shareholders.
REIT Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	REIT Risk. Risks associated with investments such as REITs in the real estate industry include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage financing, variations in rental income, neighborhood values or the appeal of property to tenants; interest rates; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; and changes in zoning laws. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.
Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S.and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
Tax Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tax Diversification Risk. The Fund intends to meet the diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Internal Revenue Code of 1986, as amended (the “Code”) (the “Diversification Requirements”). In order for the Fund to qualify for “look through” treatment under the Diversification Requirements, Fund shares must be sold only to persons permitted to hold shares, directly or indirectly (each, a “Permitted Investor”), under Section 817 of the Code and Treasury Regulation 1.817-5(f), as supplemented by published rulings and procedures issued thereunder by the Internal Revenue Service (“IRS”). To the extent an investor in Fund shares no longer qualifies as a Permitted Investor, and such investor fails to restore its status as a Permitted Investor or obtain a waiver or closing agreement with respect to such failure from the IRS, the Fund may no longer qualify for “look through” treatment. Therefore, in testing compliance with the Diversification Requirements, an investor in the Fund, such as, for example, an insurance company separate account, no longer would be able to look through the Fund to its underlying investments. Instead, the Fund would be considered a single investment for purposes of the Diversification Requirements. A failure to satisfy the Diversification Requirements (whether resulting from investors in Fund shares or otherwise) could have significant adverse tax consequences for variable contract owners whose contract values are determined by investment in the Fund. See “Taxation” in the Statement of Additional Information (the “SAI”) for more information.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.